Pension and Postretirement Benefits - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014 Employees Participant	Dec. 31, 2013 Employees Participant	Dec. 31, 2012	Sep. 25, 2012
Defined Benefit Plan Disclosure [Line Items]
Number of participants under the defined benefit pension plans	56,508	59,199
Pensioners receiving monthly pensions or other regular financial support from plans	40,574	33,913
Net projected benefit obligation and other postretirement benefit obligations	$ 78,878	$ 123,103
Curtailment gain		8,043	2,999
Actuarial gain		10,958	(13,223)
Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets arising from acquisitions			5,411
Actuarial gain	(163)	(535)
Cognor Stahlhandel GmbH (Cognor) [Member]
Defined Benefit Plan Disclosure [Line Items]
Additional pension obligation recognized				8,472
Acquisition date	Sep. 25, 2012
Cognor Stahlhandel GmbH (Cognor) [Member] | Projected Benefit Obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
Additional pension obligation recognized				13,883
Cognor Stahlhandel GmbH (Cognor) [Member] | Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets arising from acquisitions				$ 5,411